MARKETABLE SECURITIES - Schedule of Realized Gain on Sale of Securities (Details) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		13 Months Ended
	Oct. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
Cost
Gross Unrealized Gains
Gross Unrealized Losses
Realized gain - available for sale securities	345,000	415,000		755,600		755,600
Fair Value
Publicly Traded Equity Securities - Available for Sale
Cost
Gross Unrealized Gains
Gross Unrealized Losses
Realized gain - available for sale securities				755,600
Fair Value